CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net loss	$ (3,150)	$ (4,409)	$ (12,634)	$ (22,686)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	443	497	2,004	2,151
Amortization of deferred financing costs and debt discount	168	105	578	707
In process research and development acquired from Azaya Therapeutics			0	1,686
Change in fair value of warrants	(210)	0	(2,233)	0
Allocation of issuance cost associated with warrants			470	0
Provision for doubtful accounts			18	0
Provision for excess inventory	0	326	463	340
Share-based compensation expense	49	143	355	753
Loss (gain) on asset disposal	0	22	36	(42)
Increases (decreases) in cash caused by changes in operating assets and liabilities:
Accounts receivable	(212)	(747)	(173)	1,129
Inventories	16	141	475	251
Other current assets	16	301	85	(593)
Other assets	1	(24)	23	(94)
Accounts payable and accrued expenses	(405)	(556)	(1,532)	(1,817)
Deferred revenues	(25)	84	73	(3)
Long-term deferred rent and other			17	90
Other long-term liabilities	39	(2)
Net cash used in operating activities	(3,270)	(4,119)	(11,975)	(18,128)
Cash flows from investing activities:
Purchases of property and equipment /long-lived assets	(6)	(53)
Proceeds from sale of assets			0	113
Net cash used in investing activities	(6)	(53)	(133)	(1,383)
Cash flows from financing activities:
Principal payments on long-term obligations			0	(4,720)
Financed capital expenditures			(66)	0
Proceeds from sale of common stock, net	1,919	(150)	0	0
Proceeds from sale of common and preferred stock			8,766	23,613
Costs from sale of common and preferred stock			(1,532)	(2,078)
Net cash provided by financing activities	1,891	(150)	7,168	16,815
Payment of financing lease liability	(28)
Effect of exchange rate changes on cash and cash equivalents	(4)	39	16	11
Net decrease in cash and cash equivalents	(1,389)	(4,283)	(4,924)	(2,685)
Cash, cash equivalents, and restricted cash at beginning of period	5,301	10,225	10,225	12,910
Cash, cash equivalents, and restricted cash at end of period	3,912	5,942	5,301	10,225
Cash paid during period for:
Interest	347	311	1,331	1,364
Supplemental schedule of non-cash investing and financing activities:
Conversion of preferred stock into common stock	$ 0	$ 4	8	23
Fair value of Series C and Series B Convertible Preferred Stock beneficial conversion feature			2,487	3,977
Property Plant And Equipment Excluding Research Lab Equipment And Leasehold Improvements [Member]
Cash flows from investing activities:
Purchases of property and equipment /long-lived assets			(133)	(295)
Assets Purchased from Azaya Therapeutics, Inc. [Member]
Cash flows from investing activities:
Purchases of property and equipment /long-lived assets			0	(1,201)
Supplemental schedule of non-cash investing and financing activities:
Common stock issued in payment for the assets acquired			$ 0	$ 2,311